TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 1,371	$ 1,693
Governmental authorities	1,091	1,258
Accrued expenses	5,440	1,959
Total	$ 7,902	$ 4,910